Income Tax Expenses	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax Expenses
16.
INCOME TAX EXPENSES

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

Hong Kong

For the subsidiaries incorporated in Hong Kong, they were subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to shareholders are not subject to withholding tax in Hong Kong.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries of the Group and the consolidated VIEs in the PRC are subject to a uniform income tax rate of 25% for years presented. According to relevant policies promulgated by the State Administration of Taxation of the PRC and effective from 2023 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 100% (previously 75%) of qualified research and development expenses incurred in determining its tax assessable profits for that year (“Super Deduction”). The additional deduction of 100% of qualified R&D expenses is claimed during the annual EIT filing under a self-assessment mechanism, subject to subsequent tax examinations by the relevant tax authorities.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion issued in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re-invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2024 and 2025 were approximately RMB106,411 and RMB135,301, respectively. The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as at December 31, 2024 and 2025 respectively.

16.
INCOME TAX EXPENSES (Continued)

Composition of loss before income tax expenses and income tax expenses

The current and deferred components of income taxes appearing within the consolidated statements of operations for the year ended 2023 and 2024 are as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax expenses (benefits)	(753,437)	(713,307)

Current tax expenses	5,445	5,558
Deferred tax benefits	(8,655)	(8,644)
Total income tax expenses (benefits)	(3,210)	(3,086)

The components of loss before income tax expenses (benefits) and current and deferred components of income tax expenses (benefits) pursuant to the disclosure requirements of ASU 2023-09 for the year ended 2025 are as follows:

Year ended December 31,
2025
RMB
Loss before income tax expenses (benefits)
Domestic - PRC	(63,667)
Other jurisdictions	(28,855)
Total	(92,522)

Income tax expenses (benefits)
Current tax expenses (benefits)
Domestic - PRC	972
Other jurisdictions	(2,515)
Total current tax expenses (benefits)	(1,543)
Deferred tax expenses (benefits)
Domestic - PRC	1,435
Other jurisdictions	—
Total deferred tax expenses (benefits)	1,435
Total income tax expenses (benefits)
Domestic - PRC	2,407
Other jurisdictions	(2,515)
Total income tax expenses (benefits)	(108)

The income tax expenses for each of the years ended December 31, 2023 and 2024 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2023	2024
PRC statutory income tax rate (i)	25%	25%
Permanent differences	(15)%	(18)%
Tax effect of different tax rate of different jurisdictions	0%	2%
Tax effect of Super Deduction and others	0%	0%
Changes in valuation allowance	(10)%	(9)%
Effective tax rates	0%	0%

Below is a tabular rate reconciliation pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

	Year ended December 31,
	2025
	RMB	%
Loss before income tax expenses	(92,522)
PRC statutory income tax rate (i)	(23,131)	25%
Tax credits
Effect of preferential tax rates	1,887	(2)%
Others	(978)	1%
Nontaxable and nondeductible items
Share-based compensation	14,758	(16)%
Other nontaxable and nondeductible items	(704)	1%
Changes in valuation allowances	1,640	(2)%
Other reconciling items	1,721	(2)%
Other jurisdictions tax effects
France
Statutory tax rate difference	(8,921)	9%
Changes in valuation allowances	24,148	(26)%
Others	165	(0)%
Cayman Island
Statutory tax rate difference	(10,057)	11%
Hong Kong
Statutory tax rate difference	1,886	(2)%
Others	1,197	(1)%
Singapore
Statutory tax rate difference	(1,658)	2%
Nontaxable capital transactions	(4,284)	5%
Others	761	(1)%
United States
Changes in valuation allowances	3,247	(4)%
Others	637	(1)%
Japan
Changes in valuation allowances	(1,647)	2%
Others	383	(0)%
Other jurisdictions	(1,158)	1%
Total income tax expenses (benefits)	(108)	0%

(i) The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

Deferred tax assets

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Net operating loss carry forwards	708,089	656,267
Inventory valuation allowance	10,860	9,360
Accrued expenses and others	29,044	82,797
Total deferred tax assets	747,993	748,424
Less: valuation allowance	(746,612)	(746,989)
Deferred tax assets, net	1,381	1,435

Movement of valuation allowance

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	632,378	706,751	746,612
Additions	74,373	39,861	377
Balance at end of the year	706,751	746,612	746,989

16.
INCOME TAX EXPENSES (Continued)

The valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2024 and 2025 were mainly provided for net operating loss carry forward. As of December 31, 2025, the Group had net operating loss carryforwards of approximately RMB1,798,978 which mainly arose from the Group's certain subsidiaries and VIEs established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2026 to 2035. Because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Deferred tax liabilities

The Group's deferred tax liability was as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Related to acquired intangible assets	92,678	88,702
Equity method investees	10,628	19,204
Total deferred tax liabilities	103,306	107,906

Income Tax Payments

Disclosed below is a summary of income taxes paid by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

Year ended December 31,
2025
RMB
Domestic - PRC	2,972
Other jurisdictions
United Kingdom	1,592
Japan	355
Other	(22)
Total	4,897

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31 , 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.